VIRTUS KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Preferred Stock—1.4%
Information Technology—1.4%
Security Scorecard, Inc. Series E(1)(2)(3)	7,919,250	$ 23,423
Total Preferred Stock (Identified Cost $40,000)		23,423

Common Stocks—97.1%
Communication Services—4.0%
ROBLOX Corp. Class A(2)	438,550	17,674
Trade Desk, Inc. (The) Class A(2)	623,360	48,136
		65,810

Consumer Discretionary—20.4%
Domino’s Pizza, Inc.	81,844	27,581
Global-e Online Ltd.(2)	1,035,655	42,400
Las Vegas Sands Corp.(2)	324,839	18,841
MercadoLibre, Inc.(2)	41,673	49,366
Murphy USA, Inc.	52,256	16,257
Pool Corp.	120,140	45,009
Rollins, Inc.	656,159	28,103
Ross Stores, Inc.	264,114	29,615
SiteOne Landscape Supply, Inc.(2)	441,363	73,866
		331,038

Consumer Staples—12.8%
Brown-Forman Corp. Class B	594,242	39,683
Celsius Holdings, Inc.(2)	696,197	103,866
Freshpet, Inc.(2)	229,380	15,095
McCormick & Co., Inc. Non-voting Shares	254,559	22,205
Monster Beverage Corp.(2)	480,041	27,574
		208,423

Energy—3.9%
Devon Energy Corp.	275,676	13,326
Diamondback Energy, Inc.	233,095	30,619
Halliburton Co.	580,018	19,135
		63,080

Financials—8.4%
FleetCor Technologies, Inc.(2)	93,484	23,472
Goosehead Insurance, Inc. Class A(2)	692,566	43,556
MarketAxess Holdings, Inc.	68,557	17,922
T. Rowe Price Group, Inc.	255,968	28,674
Toast, Inc. Class A(2)	1,048,308	23,660
		137,284

Health Care—11.2%
HealthEquity, Inc.(2)	239,178	15,102
IDEXX Laboratories, Inc.(2)	83,933	42,154
Mettler-Toledo International, Inc.(2)	34,827	45,680
Silk Road Medical, Inc.(2)	598,514	19,446
STAAR Surgical Co.(2)	269,604	14,173
Waters Corp.(2)	41,912	11,171
Zoetis, Inc. Class A	196,260	33,798
		181,524

	Shares	Value

Industrials—11.0%
Equifax, Inc.	211,294	$ 49,717
Fair Isaac Corp.(2)	93,201	75,419
Paycom Software, Inc.	168,692	54,191
		179,327

Information Technology—22.8%
Amphenol Corp. Class A	604,876	51,384
BILL Holdings, Inc.(2)	283,899	33,174
Cloudflare, Inc. Class A(2)	363,898	23,788
Datadog, Inc. Class A(2)	291,439	28,672
DoubleVerify Holdings, Inc.(2)	875,026	34,056
Gartner, Inc.(2)	202,407	70,905
Lattice Semiconductor Corp.(2)	239,380	22,997
MongoDB, Inc. Class A(2)	103,711	42,624
Roper Technologies, Inc.	45,909	22,073
Teradyne, Inc.	361,452	40,241
		369,914

Real Estate—2.6%
CoStar Group, Inc.(2)	466,283	41,499
Total Common Stocks (Identified Cost $1,004,804)		1,577,899

Total Long-Term Investments—98.5% (Identified Cost $1,044,804)		1,601,322

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(4)	9,517,013	9,517
Total Short-Term Investment (Identified Cost $9,517)		9,517

TOTAL INVESTMENTS—99.1% (Identified Cost $1,054,321)		$1,610,839
Other assets and liabilities, net—0.9%		14,282
NET ASSETS—100.0%		$1,625,121

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is restricted.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Country Weightings†
United States	94%
Brazil	3
Israel	3
Total	100%
† % of total investments as of June 30, 2023.
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$1,577,899	$1,577,899	$—
Preferred Stock	23,423	—	23,423
Money Market Mutual Fund	9,517	9,517	—
Total Investments	$1,610,839	$1,587,416	$23,423
There were no securities valued using significant observable inputs (Level 2) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stocks
Investments in Securities
Balance as of September 30, 2022:	$27,955	$27,955
Change in unrealized appreciation (depreciation)(a)	(4,532)	(4,532)
Balance as of June 30, 2023	$23,423	$23,423
(a) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023, was $(4,531).
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2023:
Investments in Securities – Assets	Ending Balance at June 30, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
Security Scorecard, Inc. Series E	$23,423	Market and Company Comparables	EV Multiples	5.98x (2.28.x - 20.26x)
				5.42x (2.21x - 6.65x)
			Illiquidity Discount	15%
See Notes to Schedule of Investments

VIRTUS KAR Mid-Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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